21. Minimum Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,129	$ 35,341
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	9.81%	9.11%
Tier 1 Capital (to Risk-Weighted Assets)	30,627	30,467
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	8.55%	7.85%
Tier 1 Capital (to Adjusted Total Assets)	30,627	30,467
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.22%	5.18%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	28,650	31,047
Tier 1 Capital (to Risk-Weighted Assets)	14,325	15,524
Tier 1 Capital (to Adjusted Total Assets)	23,451	23,536
Highlands Union Bank [Member]
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	39,477	38,931
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	11.03%	10.05%
Tier 1 Capital (to Risk-Weighted Assets)	34,975	34,057
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	9.77%	8.79%
Tier 1 Capital (to Adjusted Total Assets)	34,975	34,057
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.98%	5.80%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	28,626	30,985
Tier 1 Capital (to Risk-Weighted Assets)	14,313	15,493
Tier 1 Capital (to Adjusted Total Assets)	23,402	23,475
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	35,783	38,732
Tier 1 Capital (to Risk-Weighted Assets)	21,470	23,239
Tier 1 Capital (to Adjusted Total Assets)	$ 29,253	$ 29,344
Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
Minimum [Member] | Highlands Union Bank [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%